As filed with the Securities and Exchange Commission on January 29, 2014

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22852)

Loeb King Trust
(Exact name of registrant as specified in charter)

125 Broad Street
14th Floor
New York, NY  10004
(Address of principal executive offices) (Zip code)

David Hampson
125 Broad Street
14th Floor
New York, NY  10004
(Name and address of agent for service)

212-483-7000
Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/2014

Date of reporting period:  11/30/2013

Item 1. Schedule of Investments.

Loeb King Alternative Strategies Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 73.9%
Consumer Discretionary - 15.2%
Abercrombie & Fitch Co.	800	$27,424
ALCO Stores, Inc. (a)	1,815	19,965
Canadian Tire Ltd. (b)	1,712	160,655
Cooper Tire & Rubber Co.	800	19,680
Costa, Inc. (a)	1,601	35,062
CST Brands, Inc.	1,890	62,162
Daimler AG (b)	1,123	93,082
Darden Restaurants, Inc.	1,976	105,380
Dish Network Corp.	1,151	62,338
Fielmann AG (b)	141	16,117
Fifth & Pacific Companies, Inc. (a)	2,033	66,398
General Motors Co. (a)	1,282	49,652
Harris Interactive, Inc. (a)	3,989	8,018
The Jones Group, Inc.	3,811	53,506
Loral Space & Communications, Inc.	922	72,773
Millennial Media Corp. (a)(b)	3,650	2,198
Morgans Hotel Group Co. (a)	3,482	28,030
Omnicom Group, Inc.	1,898	135,612
Time Warner Cable, Inc.	3,057	422,539
TRI Pointe Homes, Inc. (a)	3,901	77,435
Tribune Co. (a)	1,655	123,297
UCP, Inc. (a)	4,022	60,250
Viacom, Inc.	1,368	109,673
Volkswagen AG (b)	88	23,353
Total Consumer Discretionary		1,834,599

Consumer Staples - 4.3%
Avon Products, Inc.	1,936	34,519
CVS Caremark Corp.	129	8,638
Distribuidora International (b)	407	3,732
Fairway Group Holdings Corp. (a)	811	15,401
Hillshire Brands Co.	3,869	129,302
Maple Leaf Foods, Inc. (a)	15,494	244,976
Safeway, Inc.	482	16,855
Shoppers Drug Mart Corp. (b)	1,283	70,444
Total Consumer Staples		523,867

Energy - 5.3%
Angle Energy, Inc. (a)(b)	8,623	27,673
BP Plc - ADR	8,406	395,166
Coastal Energy Co. (a)(b)	1,032	18,289
Novus Energy, Inc. (a)(b)	59,902	65,396
Noble Corp. PLC	2,595	98,921
Penn West Petroleum Ltd.	1,483	12,606
Talisman Energy, Inc. (a)(b)	1,547	18,097
Total Energy		636,148

Financials - 13.6%
Aareal Bank AG (b)	930	$34,170
Ambac Financial Group, Inc. (a)	1,582	37,414
Aozora Bank Ltd. (b)	109,950	316,611
Astoria Financial Corp.	7,745	108,275
BGC Partners, Inc.	8,507	50,191
Brookfield Office Properties, Inc.	5,214	100,109
CapitalSource, Inc.	2,023	28,443
Chong Hing Bank Ltd. (a)(b)	22,361	100,808
Commerzbank AG (a)(b)	7,003	104,102
DIC Asset AG (b)	4,773	43,194
Donegal Group, Inc.	1,502	24,242
Federal Home Loan Mortgage Corp. (a)	527	1,270
Federal National Mortgage Association (a)	1,897	5,027
First Merchants Corp.	1,260	26,699
Hannover Rueck SE (b)	381	31,730
Hudson City Bancorp, Inc.	5,085	47,494
Mediobanca SPA (b)	4,040	34,557
Metrocorp Bancshares, Inc.	4,192	60,071
MPHB Capital Berhad (a)(b)	82,727	45,432
Synovus Financial Corp.	56,252	196,320
Thomas Properties Group, Inc.	160	1,106
Tower Financial Corp. (a)	98	2,382
Valley National Bancorp	12,816	130,082
Virginia Commerce Bancorp, Inc. (a)	5,347	93,573
Walter Investment Management Corp. (a)	519	19,790
Washington Banking Co.	249	4,467
Total Financials		1,647,559

Health Care - 9.7%
AbbVie, Inc.	264	12,791
Ablynx N.V. (a)(b)	674	6,841
Acadia Pharmaceuticals, Inc. (a)	191	4,448
Actavis PLC (a)	61	9,947
Aetna, Inc.	170	11,718
Algeta ASA (a)(b)	638	36,759
Allergan, Inc.	73	7,085
Ambit Biosciences Corp. (a)	269	3,376
Amgen, Inc. (a)	117	13,347
Arrowhead Resh Corp. (a)	206	1,695
Basilea Pharmaceutica AG (b)	80	9,320
Baxter International, Inc.	142	9,720
Bind Therapeutics, Inc. (a)	314	2,889
BioDelivery Sciences International, Inc. (a)	909	4,363
Biogen Idec, Inc. (a)	41	11,930
Bristol-Myers Squibb Co.	187	9,608
Cardinal Health, Inc.	142	9,173
Celesio AG (b)	287	9,203

Celgene Corp. (a)	79	$12,780
Cempra, Inc. (a)	334	4,319
Centene Corp. (a)	85	5,077
Cigna Corp.	130	11,368
Cornerstone Therapeutics, Inc. (a)	4,077	38,691
Covidien PLC	168	11,468
Cubist Pharmaceuticals, Inc. (a)	54	3,700
Elan PLC - ADR (a)	9,182	166,011
Enanta Pharmaceuticals, Inc. (a)	201	5,433
Exelixis, Inc. (a)	593	3,457
Express Scripts Holding Co. (a)	159	10,709
Forest Labs, Inc. (a)	155	7,953
Furiex Pharmaceuticals, Inc. (a)	127	5,715
Gilead Sciences, Inc. (a)	152	11,371
Grifols SA - ADR	275	9,442
HCA Holdings, Inc.	240	11,141
Insmed, Inc. (a)	303	4,909
Intercept Pharmaceuticals, Inc. (a)	85	4,451
Jazz Pharmaceuticals PLC (a)	49	5,729
Kamada Ltd (a)	260	3,874
Life Technologies Corp. (a)	907	68,660
Lipocine, Inc. (a)	459	3,787
Mako Surgical Corp. (a)	2,018	60,459
Mckesson Corp.	37	6,138
Meda AB (b)	437	5,386
Merck & Co., Inc.	199	9,916
Merge Healthcare, Inc. (a)	1,836	4,296
Morphosys (a)(b)	135	10,353
Mylan, Inc. (a)	200	8,826
Nektar Therapeutics (a)	292	3,667
Novartis AG (b)	104	8,221
Novavax, Inc. (a)	862	3,207
NPS Pharmaceuticals, Inc. (a)	106	2,799
Omnicare, Inc.	162	9,279
Otsuka Holdings Co., Ltd. (b)	2,363	69,014
Ovascience, Inc. (a)	173	1,656
Paladin Labs, Inc. (a)(b)	849	92,686
Patheon, Inc. (a)(b)	2,060	19,448
Pfizer, Inc.	282	8,948
Puma Biotechnology, Inc. (a)	52	2,589
QLT, Inc.	1,074	5,993
Receptos, Inc. (a)	1,204	27,861
Regeneron Pharmaceuticals (a)	9	2,645
Relypsa, Inc. (a)	389	6,687
Repros Therapeutics, Inc. (a)	212	3,636
Roche Holdings AG (b)	46	12,825
Simcere Pharmaceutical Group - ADR (a)	1,032	9,866
Swedish Orphan Biovitrum AB (a)(b)	31	323
Synergy Pharmaceuticals, Inc. (a)	518	2,378
Tenet Healthcare Corp. (a)	169	7,292
Teva Pharmaceutical Inds Ltd. - ADR	3,084	125,704

Theravance, Inc. (a)	130	$4,909
Threshold Pharmaceutical, Inc. (a)	823	4,057
UnitedHealth Group, Inc.	173	12,885
Universal Health Services, Inc.	116	9,562
Vertex Pharmaceuticals, Inc. (a)	63	4,373
Viropharma, Inc. (a)	103	5,100
Wright Medical Group, Inc. (a)	176	5,247
Zimmer Holdings, Inc.	58	5,302
Zoetis, Inc.	150	4,672
Total Health Care		1,172,463

Industrials - 6.2%
Covanta Holding Corp. (a)	2,943	52,680
R.R. Donnelley & Sons Co.	2,341	43,308
Edwards Group Ltd. - ADR (a)	3,912	39,981
Hertz Global Holdings, Inc. (a)	900	21,834
Jetblue Airways Corp. (a)	12,433	110,529
Joy Global, Inc.	798	45,135
KHD Humboldt (b)	632	5,497
Kloeckner & Co. SE (b)	1,661	23,202
Lixil Group Corp. (b)	2,412	62,416
Patent Properties, Inc. (a)	527	2,398
Pitney Bowes, Inc.	5,364	124,284
Siemens AG (b)	114	15,057
The ADT Corp.	2,000	81,120
Titan Internatoinal, Inc.	6,534	112,711
U S Airways Group, Inc. (a)	200	4,696
Total Industrials		744,848

Information Technology - 11.5%
Aastra Technologies Ltd. (a)(b)	1,210	43,820
Apple, Inc.	260	144,578
AsiaInfo-Linkage, Inc. (a)	3,814	44,509
Camelot Information Systems, Inc. - ADR (a)	14,182	27,797
Check Point Software Technologies Ltd. (a)	1,113	68,850
Compuware Corp.	3,162	34,750
Diebold, Inc.	4,577	156,213
EMC Corp.	4,708	112,286
Giant Interactive Group, Inc. - ADR	929	10,433
Globecomm Systems, Inc. (a)	2,046	28,869
iSoftStone Holdings Ltd. - ADR (a)	641	3,218
Leidos Holdings, Inc.	1,222	59,426
Lender Processing Services, Inc.	2,260	79,349
LSI Corp.	9,695	78,239
Mindspeed Technologies, Inc. (a)	2,529	12,721
Molex, Inc.	1,591	61,444
Nintendo Co., Ltd. (b)	535	68,569
Nokia Corp. - ADR	15,530	125,172
NXP Semiconductors NV (a)	339	14,408
Spreadtrum Communications, Inc. - ADR	900	27,549
Tellabs, Inc. (a)	7,401	18,132
VeriFone Systems, Inc. (a)	4,894	125,335
Zynga, Inc. (a)	8,606	37,436
Total Information Technology		1,383,103

Materials - 1.8%
Ainsworth Lumber Co., Ltd. (a)(b)	9,750	$35,144
Bayer AG (b)	59	7,873
Gold Reserve, Inc. (a)	1,784	5,905
KWG Resources, Inc. (a)(b)	719,704	30,480
Lanxess AG (b)	1,072	70,931
Solitario Exploration & Royalty Corp. (a)	18,775	16,006
Syngenta (b)	19	7,462
Yongye International, Inc. (a)	6,367	40,176
Total Materials		213,977

Telecommunication Services - 6.1%
Fairpoint Communications, Inc. (a)	824	7,663
Globalstar, Inc. (a)	3,788	6,743
Koninklijke KPN NV (a)(b)	30,091	97,885
Leap Wireless International, Inc. (a)	5,766	95,773
NTS, Inc. (a)	27,083	53,083
Softbank Corp.	397	32,126
Telephone & Data Systems, Inc.	3,669	102,035
T-Mobile US, Inc. (a)	5,666	147,373
Vodafone Group PLC - ADR	5,115	189,715
Total Telecommunication Services		732,396

Utilities - 0.2%
NV Energy, Inc.	966	22,846
Total Utilities		22,846
TOTAL COMMON STOCKS (Cost $8,630,726)		8,911,806

REITS - 1.6%
Chatham Lodging Trust	3,320	68,359
Gramercy Property Trust, Inc. (a)	1,284	6,908
Starwood Property Trust, Inc.	3,945	109,947
Strategic Hotels & Resorts, Inc. - Preferred Series B	236	5,572
Strategic Hotels & Resorts, Inc. - Preferred Series C	254	5,984
TOTAL REITS (Cost $190,569)		196,770

PREFERRED STOCKS - 0.4%
Financials - 0.3%
Fannie Mae (a)(c)	2,629	21,426
Federal Home Loan Mortgage Corp. (a)(c)	158	1,316
Synovus Financial Corp.	340	9,306
Total Financials		32,048

Telecommunication Services - 0.1%
Oi SA	7,400	11,692
Total Telecommunication Services		11,692
TOTAL PREFERRED STOCKS (Cost $44,076)		43,740

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 1.3%
Consumer Discretionary - 0.2%
Paris Las Vegas Holding, 11.00%, 10/01/2021 (d)	$23,000	$22,943
Financials - 1.0%
Lehman Bros Hldgs Inc Medium T Fr, 5.625%, 01/24/2013	592,000	125,433
Information Technology - 0.1%
Northern Telecom Ltd, 6.875%, 09/01/2023	9,000	4,995
Avaya, Inc. 10.50%, 03/01/2021 (d)	12,000	10,860
Total Information Technology		15,855
TOTAL CORPORATE BONDS (Cost $163,555)		164,231

BANK LOANS - 4.2%
Avaya, Inc., 4.74%, 10/26/2017	61,000	58,399
Clear Channel Communications, 6.91%, 01/30/2019 (c)	35,750	33,694
HD Supply, Inc. 4.50%, 10/12/2017 (c)	79,000	79,415
Lee Enterprises, Inc., 7.50%, 12/31/2015	25,000	24,931
Manwin Licensing International, 14.00%, 10/18/2018	120,000	118,800
NRG Energy, Inc., 2.75%, 07/01/2018	33,000	32,930
Servicemaster Co., 4.42%, 01/31/2017	27,500	27,174
TransDigm Group, Inc., 3.50%, 02/14/2017	52,000	52,219
Valeant Pharmaceuticals International, Inc., 3.75%, 02/13/2019	78,000	78,498
TOTAL BANK LOANS (Cost $505,676)		506,060

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 0.4%
iShares DAX Index (b)	188	21,561
ProShares Short 20+Year Treasury (a)	741	23,949
TOTAL EXCHANGE TRADED FUNDS (Cost $45,453)		45,510

WARRANTS - 0.2%
American International Group, Inc.
Expiration January 2021, Exercise Price: $45.00 (a)	1,292	26,744
TOTAL WARRANTS (Cost $26,223)		26,744

		Fair
	Contracts	Value
PURCHASED OPTIONS - 0.6%
Call Options - 0.3%
Astoria Financial Corp.
Expiration: January 2014, Exercise Price: $12.50	33	4,950
Expiration: January 2014, Exercise Price: $15.00	32	160
BlackBerry Ltd
Expiration: December 2013, Exercise Price: $9.00	8	24
Expiration: December 2013, Exercise Price: $10.00	26	52
Expiration: December 2013, Exercise Price: $11.00	25	0
Cablevision Systems Corp.
Expiration: January 2014, Exercise Price: $16.00	9	1,350

Expiration: January 2014, Exercise Price: $17.00	27	$2,700
Expiration: January 2014, Exercise Price: $18.00	21	1,428
Expiration: December 2013, Exercise Price: $20.00	36	612
Compania de Minas
Expiration: December 2013, Exercise Price: $16.00	25	0
Fusion-io, Inc.
Expiration: December 2013, Exercise Price: $19.00	24	0
Iron Mountain, Inc.
Expiration: January 2014, Exercise Price: $32.50	10	850
NII Holding, Inc.
Expiration: December 2013, Exercise Price: $9.00	45	0
Expiration: December 2013, Exercise Price: $10.00	35	0
Penn West Petroleum Ltd.
Expiration: December 2013, Exercise Price: $15.00	61	0
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,830.00	7	5,250
Synovus Financial Corp.
Expiration: January 2014, Exercise Price: $3.50	48	480
Expiration: January 2014, Exercise Price: $4.00	52	0
Time Warner Cable, Inc.
Expiration: January 2014, Exercise Price: $120.00	6	11,952
Valley National Bancorp
Expiration: December 2013, Exercise Price: $11.00	7	0
Expiration: December 2013, Exercise Price: $12.00	42	0
Weatherford International Ltd.
Expiration: January 2014, Exercise Price: $18.00	20	180
Zynga, Inc.
Expiration: January 2014, Exercise Price: $5.00	16	176
Expiration: December 2013, Exercise Price: $5.00	54	216
Total Call Options		30,380

Put Options - 0.3%
American Capital Agency Corp.
Expiration: January 2014, Exercise Price: $17.00	35	280
Expiration: December 2013, Exercise Price: $15.00	8	0
Expiration: December 2013, Exercise Price: $20.00	9	279
Annaly Captial Management Corp.
Expiration: December 2013, Exercise Price: $10.00	35	525
CBOE Russell 2000 Index
Expiration: January 2014, Exercise Price: $1,100.00	3	4,080
Expiration: January 2014, Exercise Price: $1,105.00	1	1,360
Expiration: January 2014, Exercise Price: $1,115.00	1	1,720
Expiration: January 2014, Exercise Price: $1,140.00	2	5,194
Expiration: December 2013, Exercise Price: $1,080.00	1	295
Expiration: December 2013, Exercise Price: $1,100.00	1	500
Cooper Tire & Rubber Co.
Expiration: January 2014, Exercise Price: $24.00	8	1,352
Netflix, Inc.
Expiration: February 2014, Exercise Price: $330.00	1	1,900
Expiration: December 2013, Exercise Price: $310.00	1	74
S&P 500 Index

Expiration: January 2014, Exercise Price: $1,730.00	1	$980
Expiration: January 2014, Exercise Price: $1,770.00	1	1,905
Expiration: January 2014, Exercise Price: $1,790.00	1	2,552
Expiration: January 2014, Exercise Price: $1,795.00	2	5,480
Expiration: January 2014, Exercise Price: $1,805.00	1	3,160
Expiration: March 2014, Exercise Price: $1,775.00	1	4,100
Salesforce.com, Inc.
Expiration: February 2014, Exercise Price: $47.00	4	496
Expiration: December 2013, Exercise Price: $52.50	3	519
SPDR S&P 500
Expiration: January 2014, Exercise Price: $176.00	4	700
Expiration: January 2014, Exercise Price: $181.00	1	347
Expiration: December 2013, Exercise Price: $172.00	1	40
Expiration: December 2013, Exercise Price: $173.00	4	180
Time Warner Cable, Inc.
Expiration: January 2014, Exercise Price: $130.00	10	2,700
WisdomTree Japan Hedged Equity
Expiration: January 2014, Exercise Price: $48.00	14	1,120
Expiration: December 2013, Exercise Price: $47.00	14	210
Workday, Inc.
Expiration: December 2013, Exercise Price: $65.00	4	20
Expiration: December 2013, Exercise Price: $67.50	1	10
Total Put Options		42,078
TOTAL PURCHASED OPTIONS (Cost $96,836)		72,458

Total Investments (Cost $9,703,114) - 82.6%		$9,967,319
Other Assets in Excess of Liabilities - 17.4%		2,092,183
TOTAL NET ASSETS - 100.0%		$12,059,502

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign Security
(c)	Variable Rate Security. The rate shown represents the rate at November 30, 2013.
(d)
Rule 144(a) security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.  As of November 30, 2013, the value of these investments was $33,803 or  0.3% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following information for the Fund is presented on an income tax basis as of November 30, 2013*:
	Cost of Investments	$9,703,114
	Gross Unrealized Appreciation	455,826
	Gross Unrealized Depreciation	(191,621)
	Net Unrealized Gain/(Loss)	$264,205

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Loeb King Alternative Strategies Fund
Schedule of Securities Sold Short
November 30, 2013 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 8.0%
Consumer Discretionary - 0.9%
CBS Corp.	522	$30,568
Ford Motor Co. (a)	467	7,977
Time Warner, Inc.	461	30,292
Twenty-First Century Fox, Inc.	1,119	36,961
Walt Disney Co.	87	6,137
		111,935
Consumer Staples - 0.6%
George Weston Ltd (a)(b)	401	29,995
Kroger Co.	361	15,072
Procter & Gamble Co.	106	8,927
Sprouts Farmers Market, Inc. (a)	404	15,287
		69,281
Energy - 0.2%
Bellatrix Exploration Ltd (a)(b)	3,201	21,359

Financials - 1.8%
Assured Guaranty Ltd	161	3,780
Fidelity National Financial, Inc.	294	8,547
First Merchants Corp.	1,260	26,700
Heritage Financial Corp.	220	3,784
M & T Bank Corp.	427	49,259
MBIA, Inc. (a)	298	3,841
Old National Bancorp Inc.	117	1,819
PacWest Bancorp	574	23,614
United Bankshares, Inc.	2,909	94,397
		215,741
Health Care - 2.0%
Acorda Therapeutics, Inc. (a)	274	9,538
Endo Health Solutions, Inc. (a)	1,348	90,572
Foundation Medicine, Inc. (a)	237	5,934
Medidata Solutions, Inc. (a)	89	10,583
Mednax, Inc. (a)	31	3,435
Myriad Genetics, Inc. (a)	230	6,843
Osiris Therapeutics, Inc. (a)	212	3,728
Perrigo Co.	702	109,435
United Therapeutics Corp. (a)	53	4,892
		244,960
Industrials - 0.2%
Fraport AG (b)	282	20,761
Iron Mountain, Inc. (a)	207	5,821
		26,582

Information Technology - 1.2%
Intel Corp.	140	$3,338
International Business Machines Corp.	213	38,272
Mitel Networks Corp. (a)	3,767	32,396
Pandora Media, Inc. (a)	133	3,777
Twitter, Inc. (a)	185	7,690
VMware, Inc. (a)	747	60,231
		145,704
Materials - 0.1%
Louisiana-Pacific Corp. (a)	1,111	18,220

Telecommunication Services - 1.0%
Verizon Communications, Inc.	2,348	116,508
TOTAL COMMON STOCKS (Proceeds $936,047)		970,290

	Princpal	Fair
	Value	Value
CORPORATE BONDS - 2.2%
Consumer Discretionary - 0.2%
Servicemaster Co., 7.00%, 8/15/2020	$20,000	19,125

Consumer Staples - 0.1%
Constellation Brands, Inc., 4.25%, 5/1/2023	17,000	15,980

Health Care - 0.7%
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/2018 (c)	44,000	48,455
7.50%, 7/15/2021 (c)	35,000	38,500
		86,955
Industrials - 0.5%
HD Supply Holdings, Inc., 7.50%, 7/15/2020	51,000	54,060

Manufacturing - 0.3%
Transdigm, Inc., 7.50%, 7/15/2021	34,000	36,550

Telecommunication Services - 0.2%
Verizon Communications, Inc., 6.550%, 9/15/2043	24,000	27,313

Utilities - 0.2%
NRG Energy, Inc., 7.875%, 5/15/2021	22,000	24,530
TOTAL CORPORATE BONDS (Proceeds $264,595)		264,513

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 18.8%
First Trust ISE-Revere Natural Gas Index	449	8,818
iShares IBoxx $ High Yield Corporate Bond Index	1,031	96,316
iShares MSCI Germany Index	1,067	32,597
iShares MSCI Malaysia Index	2,663	41,942
iShares MSCI United Kingdom Index	2,313	47,440
iShares MSCI Emerging Markets Index	39	1,652

iShares Russell 2000 Index ETF	2,895	$328,612
iShares US Home Construction Index	3,896	90,153
Market Vectors Indonesia Index	329	7,245
Market Vectors Oil Servivces ETF	2,273	109,991
Market Vectors Semiconductor ETF	2,011	82,813
Nomura Tokyo Price Index ETF (b)	105	16,348
Nomura Nikkei 225 Index ETF (b)	12,937	161,894
SPDR Barclays High Yield Bond ETF	432	17,604
SPDR Dow Jones REIT ETF	1,042	74,701
SPDR Energy Select Sector ETF	3,803	328,731
SPDR Health Care Select Sector ETF	514	28,404
SPDR S&P 500 ETF	2,946	533,226
SPDR S&P Biotech ETF	407	53,109
SPDR S&P Regional Banking ETF	4,439	177,382
Vanguard REIT Index ETF	322	21,091
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,225,941)		2,260,069

REITS - 0.1%
American Capital Agency Corp.	208	4,239
Annaly Capital Management, Inc.	1,048	10,648
Parkway Properties, Inc.	60	1,097
TOTAL REITS (Proceeds $17,189)		15,984

	Princpal	Fair
	Value	Value
U.S. GOVERNMENT NOTE - 0.6%
United States Treasury Note, 2.875%, 5/15/2043	$88,000	73,040
TOTAL US GOVERNMENT NOTE (Proceeds $73,794)		73,040

Total Securities Sold Short (Proceeds $3,517,566)		$3,583,896

ADR	American Depository Receipt

As of November 30, 2013, cash collateral of $5,170,304 has been pledged in connection with open short securities and written options contracts.
(a)	Non-income producing.
(b)	Foreign Security
(c)
Rule 144(a) security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2013, the value of these investments was $86,955 or 0.7% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Loeb King Alternative Strategies Fund
Schedule of Options Written
November 30, 2013 (Unaudited)

	Number of	Fair
	Contracts	Value
CALL OPTIONS
The ADT Corporation
Expiration: December 2013, Exercise Price: $40.00	10	$1,270
Expiration: December 2013, Exercise Price: $41.00	10	700
The Jone Group, Inc.
Expiration: January 2014, Exercise Price: $15.00	17	1,190
Abercrombie & Fitch Co.
Expiration: December 2013, Exercise Price: $34.00	8	1,024
Hertz Global Holdings, Inc.
Expiration: January 2014, Exercise Price: $24.00	9	1,125
Joy Global, Inc.
Expiration: December 2013, Exercise Price: $55.00	3	831
Expiration: December 2013, Exercise Price: $56.00	3	657
S & P 500 Index
Expiration: December 2013, Exercise Price: $1,820.00	7	7,700
Teva Pharmaceutical Industruies Ltd. ADR
Expiration: December 2013, Exercise Price: $37.50	2	680
Time Warner Cable, Inc.
Expiration: January 2014, Exercise Price: $130.00	6	7,080
US Airways Group, Inc.
Expiration: December 2013, Exercise Price: $21.00	1	280
Expiration: December 2013, Exercise Price: $22.00	1	179
Valley National Bancorp
Expiration: December 2013, Exercise Price: $10.00	7	210
Total Call Options		22,926

PUT OPTIONS
Cablevision Systems Corp.
Expiration: January 2014, Exercise Price: $15.00	18	756
Time Warner Cable, Inc.
Expiration: January 2014, Exercise Price: $120.00	6	690
Total Put Options		1,446
Total Options Written (Premiums received $20,026)		$24,372

As of November 30, 2013, cash collateral of $5,170,304 has been pledged in connection with open short securities and written options contracts.

Loeb King Alternative Strategies Fund
Schedule of Total Return Swaps
November 30, 2013 (Unaudited)

				Number of		Unrealized
		Termination	Interest Rate	Contracts	Notional	Appreciation/
Reference Entity	Counterparty	Date	Receive/(Pay) (a)	Long/(Short)	Amount	(Depreciation)
Abcam PLC	JP Morgan Chase	2/4/2014	(1.09)	782	$5,923	$167
Adcock Ingram Holdings Ltd.	JP Morgan Chase	7/31/2014	(5.92)	2,138	21,998	(185)
Alliance Oil Company Ltd.	JP Morgan Chase	7/31/2014	(1.66)	5,160	46,679	(43)
Alliance Oil Company Ltd.	JP Morgan Chase	7/31/2014	(1.66)	2,179	105,310	(483)
Almirall SA	JP Morgan Chase	7/31/2014	(0.70)	689	10,315	384
Anheuser-Busch InBev NV	JP Morgan Chase	7/31/2014	0.52	(2,523)	(264,376)	6,717
Assicurazioni Generali S.P.A.	JP Morgan Chase	7/31/2014	0.42	(695)	(15,642)	(300)
Banco Santander SA	JP Morgan Chase	7/31/2014	(0.70)	949	8,206	230
Bavarian Nordic AS	JP Morgan Chase	7/31/2014	(0.69)	293	3,987	496
C&C Group PLC	JP Morgan Chase	7/31/2014	(0.83)	11,211	61,939	5,179
Caisse Regionale Credit Agricole Mutuel d’Ille et Vilaine	JP Morgan Chase	7/31/2014	(0.70)	117	8,635	98
Caisse Regionale de Credit Agricole Mutuel Alpes Provence	JP Morgan Chase	7/31/2014	(0.70)	43	3,700	251
Campofrio Food Group SA	JP Morgan Chase	7/31/2014	(0.70)	1,055	2,137	29
Celesio AG	JP Morgan Chase	7/31/2014	(0.70)	1,119	35,511	366
Coloplast AS	JP Morgan Chase	7/31/2014	(0.69)	78	5,013	107
Credit Agricole Atlantique Vendee-CCI	JP Morgan Chase	7/31/2014	(0.70)	112	12,619	1,286
Credit Agricole de la Touraine et du Poitou	JP Morgan Chase	7/31/2014	(0.70)	86	6,792	102
Credit Agricole de Normandie-Seine	JP Morgan Chase	7/31/2014	(0.70)	176	21,372	(329)
Credit Agricole Loire Haute-Loire	JP Morgan Chase	7/31/2014	(0.70)	60	4,062	629
Credit Agricole Nord de France CCI	JP Morgan Chase	7/31/2014	(0.70)	567	12,022	(136)
Desire Petroleum PLC	JP Morgan Chase	2/4/2014	(1.09)	4,339	1,180	(45)
Deutsche Wohnen AG	JP Morgan Chase	7/31/2014	0.42	(2,009)	(38,869)	(1,522)
Distribuidora International de Alimentacion SA	JP Morgan Chase	7/31/2014	(0.70)	312	2,795	66
Elekta AB	JP Morgan Chase	7/31/2014	(1.66)	505	5,006	35
Falkland Oil & Gas Ltd.	JP Morgan Chase	2/4/2014	3.68	(2,704)	(1,206)	10
Genmab AS	JP Morgan Chase	7/31/2014	(0.69)	167	3,292	235
GlaxoSmithKline PLC	JP Morgan Chase	2/4/2014	(1.09)	420	9,228	26
GSW Immobilien AG	JP Morgan Chase	7/31/2014	0.00	745	34,646	(5,197)
GSW Immobilien AG (b)	JP Morgan Chase	7/31/2014	0.00	184	8,748	2,433
GVC Holdings PLC	JP Morgan Chase	2/4/2014	(1.09)	9,869	56,756	158
Henex	JP Morgan Chase	7/31/2014	(0.70)	452	38,488	17
Inmarsat PLC	JP Morgan Chase	2/4/2014	(1.09)	1,766	19,481	570
Innate Pharma SA	JP Morgan Chase	7/31/2014	(0.70)	948	4,326	1,753
Invensys PLC	JP Morgan Chase	2/4/2014	(1.09)	28,929	235,695	1,185
iShares FTSE 100 UCITS ETF	JP Morgan Chase	2/4/2014	1.32	(12,685)	(138,703)	614
KHD Humboldt Wedag International AG	JP Morgan Chase	7/31/2014	(0.70)	3,052	26,656	(114)
Lyxor CAC 40 ETF	JP Morgan Chase	7/31/2014	1.42	(920)	(53,188)	122
Lyxor STOXX ETF	JP Morgan Chase	7/31/2014	4.36	(1,865)	(51,282)	(1,421)
Meda AB	JP Morgan Chase	7/31/2014	(1.66)	1,595	18,801	854
Mediobanca S.P.A.	JP Morgan Chase	7/31/2014	(0.70)	1,729	14,388	400
Medivir AB	JP Morgan Chase	7/31/2014	(1.66)	259	3,491	407
Orange SA	JP Morgan Chase	7/31/2014	(0.70)	6,117	70,154	798
Publicis Groupe	JP Morgan Chase	7/31/2014	0.42	(1,519)	(132,358)	(1,938)
SABMiller PLC	JP Morgan Chase	2/4/2014	(1.09)	5,298	279,929	(6,643)
Schneider Electric SA	JP Morgan Chase	2/4/2014	0.45	(762)	(63,548)	(1,089)
Shire PLC	JP Morgan Chase	2/4/2014	(1.09)	2,134	87,510	(1,505)
Swedish Orphan Biovitrum AB	JP Morgan Chase	7/31/2014	(1.66)	860	8,975	(29)
Telecom Italia S.P.A.	JP Morgan Chase	7/31/2014	0.42	(28,612)	(26,423)	(1,493)
Telecom Italia S.P.A.	JP Morgan Chase	7/31/2014	(0.70)	35,021	25,592	1,315
Unit4 NV	JP Morgan Chase	7/31/2014	(0.70)	1,928	99,632	300
Veripos, Inc.	JP Morgan Chase	7/31/2014	(2.26)	1,378	7,197	1,009
Vodafone Group PLC	JP Morgan Chase	2/4/2014	(1.09)	117,942	427,415	4,547
William Morrison Supermarkets PLC	JP Morgan Chase	2/4/2014	(0.07)	(4,398)	(15,202)	12
Zealand Pharma AS	JP Morgan Chase	7/31/2014	(0.69)	212	2,298	116
Ziggo NV	JP Morgan Chase	7/31/2014	(0.70)	3,544	152,061	(196)
						$10,355
(a) The interest rate represents the average financing rate as of November 30, 2013.
(b) Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at November 30, 2013 is $9,200, which represents 0.08% of total net assets.

Summary of Fair Value Exposure at November 30, 2013 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value  and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and  valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and  related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either  directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value  on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds,  closed-end mutual funds and real estate investment trusts (REITs), that are listed on a securities exchange, market or automated quotation system  for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the  last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m.,  Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, long  positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  For securities traded on NASDAQ,  the NASDAQ Official Closing Price will be used.  If such prices are not available, the security will be valued at a bid price from at least one independent broker. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, bank loans, U.S. Treasuries and U.S. government agency issues are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third- party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker- supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors  as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  On the first day  a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is  it available form an independent broker, the security may be valued at its purchase price.  Each day thereafter, the debt security will be valued according to  the procedures approved by the Board until an independent source can be secured.  Debt obligations with remaining maturities of sixty days or less may  be valued at their amortized cost, which approximates market value.  If such prices are not available, the security will be valued at a bid price from  at least one independent broker.  These securities will generally be classified in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short  positions are valued at the most recent ask price.  These securities will generally be categorized in level 1 of the fair value hierarchy.  Equity  total return swap transactions are valued at fair value, based upon the price of the underlying security taking into account any fees and expenses associated with the swap agreement.  Equity total return swap contracts are generally classified in level 2 of the fair value heirarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at the investment company’s applicable net  asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.  These securities will generally  be categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a  summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Long Securities
Common Stocks	$8,911,806	$-	$-	$8,911,806
REITS	191,198	5,572	-	196,770
Preferred Stocks	43,740	-	-	43,740
Corporate Bonds	123,052	41,179	-	164,231
Bank Loans	-	506,060	-	506,060
Exchange Traded Funds	45,510	-	-	45,510
Warrants	26,744	-	-	26,744
Purchased Options	72,458	-	-	72,458
Total Investment in Long Securities	$9,414,508	$552,811	$-	$9,967,319

Securities Sold Short
Common Stocks	$970,290	$-	$-	$970,290
Corporate Bonds	-	264,513	-	264,513
Exchange Traded Funds	2,260,069	-	-	2,260,069
REITS	15,984	-	-	15,984
U.S. Government Note	73,040	-	-	73,040
Total Investment in Short Securities	$3,319,383	$264,513	$-	$3,583,896

Written Options	$24,372	$-	$-	$24,372

Other Financial Instruments*
Total Return Swap Contracts (Long)	$-	$10,643	$-	$10,643
Total Return Swap Contracts (Short)	-	(288)	-	(288)
Total Other Financial Instruments	$-	$10,355	$-	$10,355

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps, which are presented at the  unrealized appreciation (depreciation) on the instrument.

Refer to the Fund’s Schedule of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are  recognized at November 30, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Fund during the period ended November 30, 2013.

Derivatives at November 30, 2013 (Unaudited)
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their  use would involve leveraging risk.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated  with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate  risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging   (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding  derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased and written options during the period ended November 30, 2013 were $57,016 and  $20,266, respectively. The average monthly notional amount of total return swaps contracts during the period ended November 30, 2013 was  $1,352,441 for long positions and $374,801 for short positions.

Transactions in written options contracts for the period ended November 30, 2013, are as follows:

	Number of	Premiums
	Contracts	Received
Outstanding at September 27, 2013^	-	$-
Options written	522	105,406
Options closed	(389)	(82,404)
Options expired	(25)	(2,976)
Options exercised	-	-
Outstanding at November 30, 2013	108	$20,026

^The Fund’s commencement of operations.

Values of Derivative Instruments as of November 30, 2013:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$72,458	Options Written, at fair value	$24,372

Equity Contracts - Swaps*	Net Assets - unrealized appreciation on swap contracts	$10,355	N/A	$-
Total		$82,813		$24,372

*Includes cumulative appreciation (depreciation) of swap contracts as reported in Schedule of Total Return Swaps.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Loeb King Trust

By (Signature and Title)		/s/ Gideon J. King
Gideon J. King, President/Principal Executive Officer

Date	1/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Gideon J. King
Gideon J. King, President/Principal Executive Officer

Date	1/28/14

By (Signature and Title)		/s/ David S. Hampson
David S. Hampson, Treasurer/Principal Financial Officer

Date	1/28/14